Ropes & Gray LLP

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WRITER’S DIRECT DIAL NUMBER: (202) 626-3909

February 24, 2015

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Artisan Partners Funds, Inc.: File Nos. 033-88316 and 811-8932

Dear Sir or Madam:

On behalf of Artisan Partners Funds, Inc. (“Artisan Funds”) and pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “1933 Act”), Artisan Funds is today filing with the Securities and Exchange Commission (the “Commission”) exhibits containing an XBRL interactive data file relating to the definitive version of the Prospectus for the Advisor Shares of Artisan Global Opportunities Fund, Artisan Global Value Fund, Artisan International Fund, Artisan International Value Fund, Artisan Mid Cap Fund, Artisan Mid Cap Value Fund and Artisan Value Fund filed with the Commission on February 17, 2015 under Rule 497(c) (SEC Accession No. 0001258897-15-001450).

The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3.(g) of Form N-1A and Rule 497(c).

If you have any questions concerning this filing, please call me at (202) 626-3909.

Sincerely,

/s/ Nathan Briggs

Nathan Briggs